Accounts Receivable (Narrative) (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of major customers [line items]
Allowance against accounts receivable	$ 139,370	$ 44,579	$ 35,639
Trade and other current receivables	10,273,376	2,916,991
One Customer [Member]
Disclosure of major customers [line items]
Trade and other current receivables	$ 0	$ 43,261
Two Customers [Member]
Disclosure of major customers [line items]
Percentage of accounts receivable	67.00%
Three Customers [Member]
Disclosure of major customers [line items]
Percentage of accounts receivable		76.00%